Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Long-term Investments

Long-term investments are comprised of:

	December 31, 2013	December 31, 2012
Equity method investments in related parties	7,604	7,853

Available-for-sale securities	374	2,989
Cost method investments	8,393	9,018
Other	6,020	2,477

Total other long-term investments	14,787	14,484

Total long-term investments	22,391	22,337

Schedule of Equity Method Investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Mechel Somani Carbon (Mining segment)	51%	51%	535	560
TPTU (Mining segment)	40%	40%	4,451	4,376
TRMZ (Mining segment)	25%	25%	2,401	2,539
BWS Bewehrungsstahl GmbH (Steel segment)	36%	36%	217	378

Total equity method investments			7,604	7,853

Summarized Information on Equity Method Investees, Income Data

Summarized financial information on equity method investees as of December 31, 2013, 2012 and 2011 and for the years then ended is as follows:

Income data	2013	2012	2011
Revenues and other income	116,967	57,268	43,255
Operating income	17,508	3,664	5,074
Net income	12,051	2,101	3,146

Summarized Information on Equity Method Investees, Balance Sheet Data

Balance sheet data	At December 31, 2013	At December 31, 2012
Current assets	24,619	37,300
Non-current assets	9,520	11,229
Current liabilities	10,824	20,573
Non-current liabilities	623	5,234

Schedule of Movements in Equity Method Investments

The following table shows movements in the equity method investments:

December 31, 2010	8,764

Capital contribution in affiliates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304

December 31, 2011	8,150

Investment in BWS Bewehrungsstahl GmBH	408
Disposal of RIKT	(822)
Translation difference	379
Dividends	(737)
Share in net income	475

December 31, 2012	7,853

Investment in Port Vanino	639,082
Disposal of Port Vanino	(642,389)
Effect of consolidation of former associate	(24)
Translation difference	(507)
Dividends	—
Share in net income	3,589

December 31, 2013	7,604

Available-for-Sale Securities

Investments in available-for-sale securities were as follows as of December 31, 2013:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	1,683	374	—	(1,309)

Total available-for-sale securities	1,683	374	—	(1,309)

Investments in available-for-sale securities were as follows as of December 31, 2012:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,469	2,989	—	(3,480)

Total available-for-sale securities	6,469	2,989	—	(3,480)